Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000159640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000159640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159640 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000159641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159641 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000159642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159642 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000159643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159643 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000159645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159645 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159645 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000201776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000201776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000201776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201776 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000025609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025609 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000025611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025611 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025607 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000025607 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025607 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000025608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025608 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000058978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058978 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000161521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161521 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000058977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058977 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000201768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201768 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000050444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050444 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000050444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000050444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000050444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000050444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000050445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050445 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000050445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000050445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000050445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000050445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000050443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050443 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000050443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000050443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000050443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000050443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000091965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000091965 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000091965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000091965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000091965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000091965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000091965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200308 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200308 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200308 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200308 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200308 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000200308 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000200308 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200308 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200308 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000201771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000201771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201771 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000201771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000201771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025603 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000025603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025605 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025605 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025605 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000025605 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025605 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025601 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025601 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025601 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000025601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025601 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025602 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000025602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000025602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000091964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000091964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000091964 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000091964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000091964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000091964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000091964 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200307 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200307 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200307 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000200307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200307 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000200307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200307 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000201767 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000201767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000201767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000201767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107193 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000107193 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000107193 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000107193 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000107193 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000107193 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000107193 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000107193 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000107193 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000107193 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000107194 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000107194 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000107194 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000107194 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000107194 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000107194 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000107194 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000107194 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000107194 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000107194 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000107195 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000107195 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000107195 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000107195 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000107195 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000107195 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000107195 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000107195 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000107195 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000107195 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000107197 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000107197 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000107197 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000107197 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000107197 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000107197 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000107197 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000107197 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000107197 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000107197 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000200310 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000200310 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000200310 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000200310 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000200310 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000200310 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000200310 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000200310 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000200310 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000200310 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000107196 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000107196 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000107196 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000107196 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000107196 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000107196 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000107196 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000107196 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000107196 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000107196 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%
C000201775 | Developed Markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Percent of Net Long Exposure	27.40%
Percent of Net Short Exposure	6.90%
C000201775 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Percent of Net Long Exposure	33.70%
Percent of Net Short Exposure	21.60%
C000201775 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	0.40%
C000201775 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Percent of Net Long Exposure	12.70%
Percent of Net Short Exposure	6.80%
C000201775 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
Percent of Net Long Exposure	87.60%
Percent of Net Short Exposure	142.60%
C000201775 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	7.30%
C000201775 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	35.70%
Percent of Net Short Exposure	35.60%
C000201775 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
Percent of Net Long Exposure	6.70%
Percent of Net Short Exposure	14.30%
C000201775 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.70%
C000201775 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Percent of Net Long Exposure	40.30%
Percent of Net Short Exposure	1.40%